Segment Information - Net sales by business franchise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Net sales	$ 7,362	$ 7,149	$ 6,785
Surgical [member]
Disclosure of products and services [line items]
Net sales	4,174	3,999	3,733
Surgical [member] | Implantables [Member]
Disclosure of products and services [line items]
Net sales	1,210	1,136	1,045
Surgical [member] | Consumables [Member]
Disclosure of products and services [line items]
Net sales	2,304	2,227	2,104
Surgical [member] | Equipment & other [Member]
Disclosure of products and services [line items]
Net sales	660	636	584
Vision Care [member]
Disclosure of products and services [line items]
Net sales	3,188	3,150	3,052
Vision Care [member] | Contact lenses [Member]
Disclosure of products and services [line items]
Net sales	1,969	1,928	1,836
Vision Care [member] | Ocular health [Member]
Disclosure of products and services [line items]
Net sales	$ 1,219	$ 1,222	$ 1,216